Financial investments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Instruments

	12.31.2019		12.31.2018
	Fair value through profit or loss	Total	Amortised cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Financial instruments
Private securities (i)	—	—	—	50.4	—	50.4
Structured Notes (ii)	358.8	358.8	48.8	—	1,308.0	1,356.8
Investment funds	5.3	5.3	—	—	2.4	2.4
Fixed Deposits (iii)	—	—	—	457.3	0.1	457.4
Other (iv)	60.6	60.6	—	—	59.9	59.9

	424.7	424.7	48.8	507.7	1,370.4	1,926.9

Current portion	409.8	409.8	1.1	507.7	1,234.6	1,743.4
Non-current	14.9	14.9	47.7	—	135.8	183.5

(i)
Private securities, being investments in Financial Bills, investments in Bank Deposit Certificates and Committed Transactions issued by Brazilian financial institutions, issued with maturities of more than 90 days.

(ii)
Structured notes, being: US$ 222.5 with credit risk of the financial institution issuer and the Brazilian government, and the amount of US$ 121.4 associated with credit risk of two financial institutions concurrently (US$ 1,103.7 and US$ 121.0, respectively, on December 31, 2018).

In addition, the Company maintains financial investments in structured notes associated with its own credit risk in the amount of US$ 14.9 as of December 31, 2019 (US$ 83.2 as of December 31, 2018).
The increase in profitability was obtained through a Credit default swap - CDS, a transaction which provides the right for early redemption of the note in case of a default event of the Company. After a default event, the note may be redeemed by the holder by the market value or original face value, which would result in a loss to the Company of all interest accrued so far.
Default events that may anticipate the maturity of the notes are, among others: (a) the insolvency or judicial recovery of the Company; and (b) delinquency or restructuring of the Company’s debts in financing agreements.
In case of default, the maturity dates of these notes will be accelerated, and the notes will be realized at market value, limited to a minimum of the initial investment. Any amount for which the market value exceeds the amount invested will be paid to the Company in the form of securities or loans of that amount.

(iii)	Fixed term deposits in US Dollars issued by financial institutions, with original maturities of 90 days or less from the date of hiring.
(iv)
Shares from Republic Airways Holdings, arising from the request for the judicial reorganization of the former entity Republic Airways and received by the Company as part of the restructuring plan (Note 25).